Exchangeable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Exchangeable Securities [Abstract]
Disclosure of borrowing costs	Exchangeable Securities

As at	Dec. 31, 2022			Dec. 31, 2021
	Carrying value	Face value	Interest	Carrying value	Face value	Interest
Exchangeable debentures – due May 1, 2039(1)	339	350	7%	335	350	7%
Exchangeable preferred shares(2)	400	400	7%	400	400	7%
Total exchangeable securities	739	750		735	750
(1)    On May 1, 2019, Brookfield invested the initial tranche of $350 million in exchange for seven per cent unsecured subordinated debentures due May 1, 2039.
(2)    On Oct. 30, 2020, Brookfield invested the second tranche of $400 million in exchange for redeemable, retractable first preferred shares (Series 1). Exchangeable preferred share dividends are reported as interest expense.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities

As at	Dec. 31, 2022		Dec. 31, 2021
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Option to exchange – embedded derivative	—	+nil -25	—	+nil -32